Document and Entity Information	Dec. 15, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Entity Central Index Key	0001846832
Document Period End Date	Dec. 15, 2025
Entity Registrant Name	DLocal Limited
Current Fiscal Year End Date	--12-31
Entity File Number	001-40451
Entity Address, Address Line One	Dr. Luis Bonavita 1294
Entity Address, City or Town	Montevideo
Entity Address, Country	UY
Entity Address, Postal Zip Code	11300